Financial Instruments-Risk Management - Summary of Subject to Market and Credit Risk With a Reconcilation (Detail) - CAD ($) $ in Millions	Oct. 31, 2018		Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with financial institutions	$ 62,269	[1]	$ 59,663
Precious metals	3,191	[1]	5,717
Trading assets
Securities	85,474	[1]	78,652
Loans	14,334	[1]	17,312
Other	454	[1]	2,500
Financial assets designated at fair value through profit or loss	12	[1]	13
Securities purchased under resale agreements and securities borrowed	104,018	[1]	95,319
Derivative financial instruments	37,558	[1]	35,364
Investment securities	78,396	[1]	69,269
Loans:
Residential mortgages	253,357	[1]	236,916
Personal loans	96,019	[1]	89,227
Credit cards	16,485	[1]	14,104
Business & government	191,038	[1]	168,449
Allowances for credit losses			13
Property and equipment	2,684	[1]	2,381
Investment in associates	4,850	[1]	4,586
Goodwill and other intangibles assets	17,719	[1]	12,106
Total	998,493	[1]	915,273
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with financial institutions	62,269		59,663
Precious metals	3,191		5,717
Trading assets
Securities	85,474		78,652
Loans	14,334		17,312
Other	454		2,500
Financial assets designated at fair value through profit or loss	12		13
Securities purchased under resale agreements and securities borrowed	104,018		95,319
Derivative financial instruments	37,558		35,364
Investment securities	78,396		69,269
Loans:
Residential mortgages	253,357		236,916
Personal loans	96,019		89,227
Credit cards	16,485		14,104
Business & government	191,038		168,449
Allowances for credit losses	(5,065)		(4,327)
Customers' liability under acceptances	16,329		13,560
Property and equipment	2,684		2,381
Investment in associates	4,850		4,586
Goodwill and other intangibles assets	17,719		12,106
Other (including Deferred tax assets)	19,371		14,462
Total	998,493		915,273
Credit risk [member] | Credit risk exposure drawn non retail [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with financial institutions	58,728		57,104
Trading assets
Securities	24
Loans	7,183		9,087
Financial assets designated at fair value through profit or loss	12		13
Investment securities	75,837		67,255
Loans:
Residential mortgages	86,417		95,692
Business & government	180,164		158,510
Allowances for credit losses	(560)		(649)
Customers' liability under acceptances	16,338		13,560
Other (including Deferred tax assets)	866		1,805
Total	425,009		402,377
Credit risk [member] | Credit risk exposure drawn retail [member]
Trading assets
Loans	12
Loans:
Residential mortgages	166,752		141,066
Personal loans	94,392		87,892
Credit cards	14,331		12,289
Business & government	3,193		2,878
Allowances for credit losses	(786)
Other (including Deferred tax assets)	711		545
Total	278,605		244,670
Credit risk [member] | Other exposures securitization [member]
Loans:
Personal loans	1,613		1,314
Credit cards	687		724
Business & government	7,748		7,032
Total	10,048		9,070
Credit risk [member] | Other credit risk exposure repo-style transactions [member]
Trading assets
Securities purchased under resale agreements and securities borrowed	104,010		95,319
Loans:
Total	104,010		95,319
Credit risk [member] | Other credit risk exposure over-the-counter derivatives [member]
Trading assets
Derivative financial instruments	37,558		35,364
Loans:
Total	37,558		35,364
Credit risk [member] | Other credit risk exposure equity [member]
Trading assets
Investment securities	1,754		1,281
Loans:
Total	1,754		1,281
Credit risk [member] | Other market risk exposures also subject to credit risk [member]
Trading assets
Loans	6,606		9,087
Derivative financial instruments	33,937		30,648
Loans:
Total	40,543		39,735
Credit risk [member] | Other exposures [member]
Disclosure of detailed information about financial instruments [line items]
Precious metals	3,191		5,717
Trading assets
Securities	85,450		78,652
Loans	7,139		8,225
Other	454		2,500
Loans:
Total	96,234		95,094
Credit risk [member] | Other market risk exposures others [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with financial institutions	3,541		2,559
Trading assets
Securities purchased under resale agreements and securities borrowed	8
Investment securities	805		733
Loans:
Residential mortgages	188		158
Personal loans	14		21
Credit cards	1,467		1,091
Business & government	(67)		29
Allowances for credit losses	(3,719)		(3,678)
Customers' liability under acceptances	(9)
Property and equipment	2,684		2,381
Investment in associates	4,850		4,586
Goodwill and other intangibles assets	17,719		12,106
Other (including Deferred tax assets)	17,794		12,112
Total	$ 45,275		$ 32,098

[1]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated (refer to Notes 3 and 4).